Earnings per share (Narrative) (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	5,254,512	2,087,383	5,254,512	2,087,383	2,552,346
Number of shares excluded from diluted shares outstanding (in shares)	152,446	1,160,197	985,779	247,802